UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08455

Morgan Stanley Global Advantage Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-296-6990

Date of fiscal year end:	May 31, 2009

Date of reporting period:	August 31, 2008

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Global Advantage Fund

Portfolio of Investments August 31, 2008 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (97.7%)

	Australia (b) (1.8%)
	Data Processing Services
436,600	Computershare Ltd.	$3,367,973

	Bermuda (4.1%)
	Apparel/Footwear Retail
268,800	Esprit Holdings Ltd. (b)	2,223,434

	Multi-Line Insurance
62,784	Axis Capital Holdings Ltd.	2,098,869

	Wholesale Distributors
1,062,040	Li & Fung Ltd. (b)	3,249,817
	Total Bermuda	7,572,120

	Canada (1.8%)
	Food: Specialty/Candy
508,300	SunOpta Inc. (a)	3,385,278

	China (b) (1.0%)
	Coal
526,000	China Shenhua Energy Company Ltd. (H Shares)	1,800,950

	Finland (b) (1.2%)
	Electronic Components
52,568	Vacon Oyj	2,192,775

	France (b) (3.1%)
	Miscellaneous Commercial Services
31,831	Sodexho Alliance S.A.	2,152,647

	Pharmaceuticals: Other
64,792	Ipsen S.A.	3,510,286
	Total France	5,662,933

	Germany (b) (6.8%)
	Apparel/Footwear
55,900	Adidas AG	3,282,473

	Internet Software/Services
153,200	United Internet AG	2,239,706

	Medical Specialties
56,611	Fresenius SE	4,752,825

	Miscellaneous Commercial Services
193,456	Wirecard AG (a)	2,361,222
	Total Germany	12,636,226

	Greece (b) (1.4%)
	Regional Banks
130,945	EFG Eurobank Ergasias	2,654,535

	Ireland (1.1%)
	Pharmaceuticals: Other
48,000	Icon PLC (Sponsored ADR) (a)	1,955,040

	Israel (3.5%)
	Food: Specialty/Candy
147,128	Strauss Group Ltd. (a) (b)	1,818,177

	Pharmaceuticals: Other
98,900	Teva Pharmaceutical Industries Ltd. (ADR)	4,681,926
	Total Israel	6,500,103

	Italy (b) (3.0%)
	Apparel/Footwear
158,102	Geox S.p.A.	1,930,189

	Major Banks
668,643	UniCredit S.p.A.	3,620,329
	Total Italy	5,550,518

	Japan (b) (3.1%)
	Home Building
99,000	Daito Trust Construction Co., Ltd.	4,088,881

	Pharmaceuticals: Other
444	EPS Co. Ltd.	1,670,692
	Total Japan	5,759,573

	Mexico (3.3%)
	Beverages: Non-Alcoholic
81,000	Fomento Economico Mexicano, S.A. de C.V. (ADR) (Units) (c)	3,598,020

	Other Transportation
54,900	Grupo Aeroportuario del Sureste S.A.B de C.V. (ADR)	2,609,946
	Total Mexico	6,207,966

	Singapore (b) (1.3%)
	Airlines
1	Singapore Airlines Ltd.	7

	Trucks/Construction/Farm Machinery
1,502,418	Cosco Corp Ltd.	2,416,508
	Total Singapore	2,416,515

	South Africa (b) (2.0%)
	Pharmaceuticals: Generic Drugs
617,400	Aspen Pharmacare Holdings Ltd. (a)	3,748,180

	Spain (b) (4.1%)
	Major Banks
147,222	Banco Santander S.A.	2,504,196

	Major Telecommunications
206,934	Telefonica S.A.	5,119,484
	Total Spain	7,623,680

	Sweden (b) (1.1%)
	Packaged Software
113,776	ORC SOFTWARE AB	2,091,973

	Switzerland (b) (2.3%)
	Biotechnology
29,537	Lonza Group AG (Registered Shares)	4,175,730

	United Kingdom (b) (12.5%)
	Beverages: Alcoholic
185,323	SABMiller PLC	3,979,369

	Investment Managers
703,600	BlueBay Asset Management PLC	3,171,126
273,924	Man Group PLC	2,831,805
		6,002,931

	Major Banks
138,245	Standard Chartered PLC	3,759,267

	Miscellaneous Commercial Services
70,300	Homeserve PLC	1,848,764
282,102	Intertek Group PLC	5,050,920
		6,899,684

	Pharmaceuticals: Other
140,815	Shire Ltd.	2,466,543
	Total United Kingdom	23,107,794

	United States (39.2%)
	Beverages: Non-Alcoholic
52,400	PepsiCo, Inc.	3,588,352

	Biotechnology
71,000	Gilead Sciences, Inc. (a)	3,740,280

	Computer Processing Hardware
32,611	Apple Inc. (a)	5,528,543

	Data Processing Services
85,000	NeuStar, Inc. (Class A) (a)	2,040,850

	Electric Utilities
47,900	Constellation Energy Group	3,195,409

	Electronic Components
124,900	Amphenol Corporation (Class A)	5,935,248

	Environmental Services
117,800	EnergySolutions Inc.	2,175,766

	Financial Conglomerates
57,600	Prudential Financial, Inc.	4,245,696

	Food: Meat/Fish/Dairy
273,800	Smart Balance Inc. (a)	1,752,320

	Life/Health Insurance
89,500	AFLAC, Inc.	5,074,650

	Media Conglomerates
117,431	News Corp. (Class A)	1,662,823

	Medical Specialties
42,000	Bard (C.R.), Inc.	3,924,900
102,700	Qiagen N.V. (Netherlands) (a)	2,175,186
94,800	Thermo Fisher Scientific, Inc. (a)	5,741,088
72,200	West Pharmaceutical Services, Inc.	3,524,082
		15,365,256

	Miscellaneous Commercial Services
65,800	FTI Consulting Inc. (a)	4,829,720

	Specialty Stores
126,800	Staples, Inc.	3,068,560

	Telecommunication Equipment
122,782	Corning Inc.	2,521,942

	Wireless Telecommunications	3,085,523
182,900	Metropcs Communications Inc. (a)	4,721,548
89,900	NII Holdings Inc. (a)	7,807,071
		72,532,486
	Total United States
	Total Common Stocks (Cost $166,228,871)	180,942,348

NUMBER OF
SHARES (000)
	Short-Term Investment (d) (2.3%)
	Investment Company
4,265	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class
	(Cost $4,265,417)		4,265,417

	Total Investments
	(Cost $170,494,288) (e)	100.0%	185,207,765
	Liabilities in Excess of Other Assets	0.0	23,289
	Net Assets	100.0%	$185,231,054

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)

Securities with total market value equal to $90,080,783 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(c)	Consists of one or more class of securities traded together as a unit; stocks with attached warrants.
(d)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

(e)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT August 31, 2008:

CONTRACTS		IN EXCHANGE	DELIVERY	UNREALIZED
TO DELIVER		FOR	DATE	DEPRECIATION
GBP	67,933	$34,377	9/12/2008	$(5,268)

Currency Abbreviations:

GBP	British Pound.

Morgan Stanley Global Advantage Fund

Summary of Investments August 31, 2008 (unaudited)

		PERCENT OF
INDUSTRY	VALUE	TOTAL INVESTMENTS

Medical Specialties	$20,118,081	10.9%
Miscellaneous Commercial Services	16,243,273	8.8
Pharmaceuticals: Other	14,284,487	7.7
Major Banks	9,883,792	5.3
Electronic Components	8,128,023	4.4
Biotechnology	7,916,010	4.3
Wireless Telecommunications	7,807,071	4.2
Beverages: Non-Alcoholic	7,186,372	3.9
Investment Managers	6,002,931	3.2
Computer Processing Hardware	5,528,543	3.0
Data Processing Services	5,408,823	2.9
Apparel/Footwear	5,212,662	2.8
Food: Specialty/Candy	5,203,455	2.8
Major Telecommunications	5,119,484	2.8
Life/Health Insurance	5,074,650	2.7
Investment Company	4,265,417	2.3
Financial Conglomerates	4,245,696	2.3
Home Building	4,088,881	2.2
Beverages: Alcoholic	3,979,369	2.2
Pharmaceuticals: Generic Drugs	3,748,180	2.0
Wholesale Distributors	3,249,817	1.8
Electric Utilities	3,195,409	1.7
Specialty Stores	3,068,560	1.7
Regional Banks	2,654,535	1.4
Other Transportation	2,609,946	1.4
Telecommunication Equipment	2,521,942	1.4
Trucks/Construction/Farm Machinery	2,416,508	1.3
Internet Software/Services	2,239,706	1.2
Apparel/Footwear Retail	2,223,434	1.2
Environmental Services	2,175,766	1.2
Multi-Line Insurance	2,098,869	1.1
Packaged Software	2,091,973	1.1
Coal	1,800,950	1.0
Food: Meat/Fish/Dairy	1,752,320	0.9
Media Conglomerates	1,662,823	0.9
Airlines	7	0.0

	$185,207,765	100.0%

MS Global Advantage Fund

Notes to the Portfolio of Investments

FAS 157

8/31/2008

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund’s investments carried at value:

		Fair Value Measurements at August 31, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$185,207,765	$95,126,982	$90,080,783	—
Other Financial Instruments*	(5,268)	(5,268)	—	—
Total	$185,202,497	$95,121,714	$90,080,783	—

* Other financial instruments include futures, forwards, options and swap contracts.

Valuation of Investments — (1) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (2) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (4) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price.  In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (5) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.  Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Advantage Fund

/s/ Randy Takian
Randy Takian
Principal Executive Officer
October 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
October 21, 2008

/s/ Francis Smith
Francis Smith
Principal Financial Officer
October 21, 2008